Stockholders' Equity - Summary of Stockholders' Equity Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance		$ 1,503,000	$ 1,503,000	$ 6,745,000	$ 5,112,000
Merger partner contribution	$ 120,000
Warrant exercises		1,388,000
Stock-based compensation		21,000
Net loss	(569,000)	(1,079,000)	(2,957,000)	(9,229,000)	(8,131,000)
Ending balance	2,256,000	1,833,000	2,705,000	1,503,000	6,745,000
Common Stock [Member]
Beginning balance		$ 2,000	$ 2,000	$ 1,000
Beginning balance, Shares		1,773,189	1,773,189	327,060	107,465
Merger partner contribution
Warrant exercises
Warrant exercises, shares		555,171
Stock-based compensation
Net loss
Ending balance	$ 3,000	$ 2,000	$ 3,000	$ 2,000	$ 1,000
Ending balance, Shares	3,151,780	2,328,360	3,151,780	1,773,189	327,060
Capital in Excess of Par Value [Member]
Beginning balance		$ 330,474,000	$ 330,474,000	$ 326,488,000	$ 316,726,000
Merger partner contribution	$ 120,000
Warrant exercises		1,383,000
Stock-based compensation		21,000
Net loss
Ending balance	334,752,000	331,878,000	334,632,000	330,474,000	326,488,000
Accumulated Deficit [Member]
Beginning balance		(328,973,000)	(328,973,000)	(319,744,000)	(311,613,000)
Merger partner contribution
Warrant exercises
Stock-based compensation
Net loss	(569,000)	(1,079,000)	(2,957,000)	(9,229,000)	(8,131,000)
Ending balance	(332,499,000)	(330,052,000)	331,930,000	(328,973,000)	(319,744,000)
Convertible Preferred Stock [Member]
Beginning balance
Beginning balance, Shares		328,925	328,925	330,787	328,925
Merger partner contribution
Warrant exercises
Stock-based compensation
Net loss
Ending balance
Ending balance, Shares	328,925	328,925	328,925	328,925	330,787